Derivative liabilities (Details 2) - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Balance Beginning			$ 3,069,616		$ 3,069,616	$ 1,134,000	$ 1,134,000
Mark to Market	$ (510,314)			$ 3,680,532	(4,171,733)	(1,384,423)	(525,394)	$ (437,000)
Ending Balance	2,541,563				2,541,563		3,069,616	1,134,000
Derivative [Member]
Balance Beginning	1,734,338	$ 2,423,716	3,069,616		3,069,616	$ 1,134,000	1,134,000
Additions	583,103	865,503	427,076				1,913,992
Mark to Market	510,315	2,019,927	1,641,457				530,948
Reclassification to APIC due to conversions	(286,193)	(3,574,808)	(2,714,433)				(509,324)
Ending Balance	$ 2,541,563	$ 1,734,338	$ 2,423,716		$ 2,541,563		$ 3,069,616	$ 1,134,000